Financial risk management - Derivative Financial Instruments Per Category (Details) € in Millions, ₩ in Billions, ¥ in Billions, ¥ in Billions, $ in Billions, $ in Billions	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 CNY (¥)
Derivative [Line Items]
Derivative assets	€ 33.6						€ 96.5
Derivative financial instruments	93.0						113.6
Derivative financial instruments	0.0						0.0
Derivative liabilities, noncurrent	19.9						29.3
Derivative assets, current	33.6						96.5
Derivative liabilities, current	73.1						84.3
Forward foreign exchange contracts
Derivative [Line Items]
Notional amount	755.8	$ 1.6	¥ 39.7	$ 18.0	₩ 144.9	¥ 1.1	240.6	$ 1.0	¥ 1.1	$ 27.6	₩ 66.4	¥ 1.1
Forward foreign exchange contracts, fair value	(11.5)						44.5
Forward foreign exchange contracts | Cash flow hedges
Derivative [Line Items]
Derivative assets	0.9						31.5
Derivative financial instruments	21.6						0.1
Forward foreign exchange contracts | Other hedges
Derivative [Line Items]
Derivative assets	32.5						55.7
Derivative financial instruments	23.3						42.6
Interest rate swaps
Derivative [Line Items]
Notional amount	2,250.0						3,250.0
Interest rate swaps, fair value	(47.9)						(61.6)
Interest rate swaps | Fair value hedges
Derivative [Line Items]
Derivative assets	0.2						9.3
Derivative financial instruments	48.1						70.9
Derivative financial instruments	0.0						0.0
Derivative liabilities, noncurrent	€ 19.9						€ 29.3